UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2008

Check here if Amendment [_]; Amendment Number: ____________________________
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Emigrant Bancorp, Inc.
Address:  5 East 42nd Street
          New York, New York 10017


Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Hart
Title:    Vice Chairman and Treasurer
Phone:    212-850-4831

Signature, Place, and Date of Signing:

    /s/ John R. Hart          New York, New York          May  14, 2008
    [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     4
Form 13F Information Table Entry Total:               12
Form 13F Information Table Value Total:            259, 225
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number          Name
---    --------------------          ----
 1     28-11238                      New York Private Bank & Trust Corporation
 2     28-11216                      Emigrant Bank
 3     28-11294                      Emigrant Agency, Inc.
 4     28-13079                      Emigrant Portfolio Management Company, LLC


FORM 13F INFORMATION TABLE
                  3/31/2008
                   COLUMN 1                 COLUMN 2        COLUMN 3       COLUMN 4                    COLUMN 5
-----------------------------------------------------------------------------------------------------------------------
                NAME OF ISSUER           TITLE OF CLASS      CUSIP          VALUE           SHRS OR       SH/      PUT/
                                                                           (X$1000)         PRN AMT       PRN      CALL
Brookdale Senior Living Inc                 Common         112463104    $     9,560.00      400,000       SH
Fortress Investment Group - Class A         Common         34958B106    $     6,927.15      564,100       SH
Fifth Third Bancorp                         Common         316773100    $     3,085.70      147,500       SH
Molecular Insight Pharmaceuticals Inc       Common         60852M104    $     2,704.00      400,000       SH
New York Times Inc                          Common         650111107    $    49,250.37    2,608,600       SH
Central Bancorp Inc                         Common         152418109    $       896.56       46,818       SH
Mechanical Technology Inc                   Common         583538103    $        88.79      164,426       SH
New York Community Bancorp Inc              Common         649445103    $    17,021.12      934,200       SH
Wachovia Corp                               Common         929903102    $    39,514.01    1,463,482       SH
Merrill Lynch & Co Inc                      Common         590188108    $    40,740.00    1,000,000       SH
New York Times Inc                          Common         650111107    $    77,245.63    4,091,400       SH
Wachovia Corp                               Common         929903102    $    12,191.36      451,532       SH



FORM 13F INFORMATION TABLE
                  3/31/2008
                   COLUMN 1               COLUMN 6     COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------
                NAME OF ISSUER           INVESTMENT     OTHER         VOTING AUTHORITY
                                         DISCRETION    MANAGERS     SOLE   SHARED   NONE
Brookdale Senior Living Inc                Defined       1,2          X
Fortress Investment Group - Class A        Defined       1,2          X
Fifth Third Bancorp                        Defined       1,2          X
Molecular Insight Pharmaceuticals Inc      Defined       1,2          X
New York Times Inc                         Defined       1,2          X
Central Bancorp Inc                        Defined       1,2,3        X
Mechanical Technology Inc                  Defined       1,2,3        X
New York Community Bancorp Inc             Defined       1,2,3        X
Wachovia Corp                              Defined       1,2,3        X
Merrill Lynch & Co Inc                     Defined       1,2,3,4      X
New York Times Inc                         Defined       1,2,3,4      X
Wachovia Corp                              Defined       1,2,3,4      X


Column 7 Other managers:

 1          28-11238       New York Private Bank & Trust Corporation
 2          28-11216       Emigrant Bank
 3          28-11294       Emigrant Agency, Inc.
 4          28-13079       Emigrant Portfolio Management Company, LLC